Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Revenue	$ 390,229,672	$ 389,602,570	$ 388,332,920
Corporate bank deposits [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,923,495	$ 14,833,038	$ 4,325,689
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Segment Reporting Information [Line Items]
Number of Operating Segments	1